SCOUT
BALANCED
FUND


A no-load mutual
fund investing in both
equities and fixed income
obligations with emphasis
on both long-term growth
of capital and high
current income.

Quarterly Report
March 31, 1997


TO THE SHAREHOLDERS

Scout Balanced Fund's total return (price change and reinvested distributions) for the quarter ended March 31, 1997, was 0.10%. The Lipper Balanced Fund Index had a return of 0.43% for the same period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The first quarter of 1997 perhaps confirms many analysts' theories that the bull market is at least due for a rest. Profits have been easy in the last couple of years for those managers utilizing momentum investing and passive investment strategies. Although both of these styles were quite successful in 1995 and 1996, the peak may have come and gone. According to Lipper Analytical Services, the average mutual fund lost nearly 2% during the first quarter of this year - obviously not the kind of returns likely to satisfy today's inexperienced investors. The rollercoaster-like environment of the current market may cause some of these investors to move from stocks to more balanced assets.

Investors (not ours) may not realize they lost money, but most have now heard of Alan Greenspan, the "villain" who raised the Federal Funds rate by 0.25% to 5.50%. Should stock and bond prices continue their descent, the Federal Reserve will certainly be blamed; however, a look at bond prices relative to the rate increase shows that perhaps the Federal Reserve was more reactionary in its decision. Rates on both short and long term investments had risen substantially from their early 1996 lows BEFORE the Federal Reserve raised the Fed Funds rate. The big question looming in the minds of investors now is "When will the Federal Reserve raise rates again and by how much?". Only time will tell.

Top 10 Equity Holdings
                                        Market          Percent
                                        Value           of Total
Alcatel Alsthom                    $    142,500         1.75%
O'Sullivan Industries Hldgs. Inc.       126,250         1.55%
Bassett Furniture Industries Inc.       120,000         1.48%
Bob Evans Farms                         110,000         1.35%
Mylan Laboratories Inc.                 104,125         1.28%
Rubbermaid Inc.                         99,500          1.23%
Cyprus Amax Mineral Co.                 95,000          1.17%
B. I. Inc.                              91,500          1.13%
Florida Progress Corp.                  91,125          1.12%
Dominion Resources Inc. VA              90,938          1.12%
Top 10 Equity Holdings Total:      $ 1,070,938         13.18%

Note: All market values based on 3/31/97 statement of assets.

Scout Balanced Fund remains defensively invested. However, the recent weakness in the capital markets has created opportunity, especially in mid-cap equities, small-cap equities, and fixed income securities. The Fund's equity weighting increased from 30.11% to 34.28% during the first quarter, and the fixed income portfolio was lengthened from 3.3 years (yielding 6.21% to maturity) to 3.7 years (yielding 6.77% to maturity).

We welcome new shareholders and appreciate your continued support. Please feel free to call with questions or comments.

GRAPH -- Sector Diversification
(Percent of Equity Holdings)

Sincerely,


/s/Christopher P. Bloomstran
Christopher P. Bloomstran, CFA
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
March 31, 1997

                                                                        Market
        Shares  Company                                                 Value

COMMON STOCKS - 34.67%
BASIC MATERIALS - 6.28%
        3,500   ACX Technologies                                  $     67,375
       13,200   Amax Gold Inc.                                          89,100
        4,500   Brush Wellman, Inc.                                     81,562
        4,000   Cyprus Amax Minerals Co.                                95,000
        4,000   Huntco, Inc. Cl. A                                      48,500
          425   International Paper Co.                                 16,522
        2,000   Newmont Mining Corp.                                    77,500
        1,500   Worthington Industries, Inc.                            28,688
                                                                       504,247
CAPITAL GOODS - 2.43%
        1,500   Browning Ferris Industries                              43,312
        7,000   Calgon Carbon Corp.                                     77,000
        5,000   Giddings & Lewis, Inc.                                  74,375
                                                                       194,687
CONSUMER CYCLICAL - 7.00%
       12,000   B. I. Inc.                                              91,500
	5,000	Bassett Furniture Industries, Inc.  			120,000
	2,500	Dillards Dept. Stores, Inc. Cl A  			78,750
        2,000   Limited (The), Inc.                                     36,750
          200   May Department Stores Co.                                9,100
       10,000   O'Sullivan Industries, Inc.                            126,250
          425   Penney (J.C.) & Co., Inc.                               20,241
        2,500   Stride Rite Corp.                                       37,500
        1,500   Wal-Mart Stores, Inc.                                   41,812
                                                                       561,903
CONSUMER STAPLES - 8.78%
        3,000   Archer-Daniels-Midland Co.                              53,625
        8,000   Bob Evans Farms Inc.                                   110,000
        6,000   Brinker International                                   75,750
       10,000   Darden Restaurants, Inc.                                78,750
	1,500	Fuji Photo Film
                 Unsponsored ADR                                        49,125
        4,000   Lance, Inc.                                             72,000
        7,000   Mylan Laboratories Inc.                                102,375
        4,000   Rubbermaid, Inc.                                        99,500
        5,000   VICORP Restaurants, Inc.                                63,750
                                                                       704,875
ENERGY - 1.93%
           92   Deltic Timber Corp.                                      2,611
        1,000   Kerr McGee Corp.                                        61,875
          325   Murphy Oil Corp.                                        15,275
          750   Phillips Petroleum Co.                                  30,656
        1,600   USX-Marathon Group                                      44,600
                                                                       155,017
FINANCE - 0.05%
          200   Echelon International Corp.                              3,625

TECHNOLOGY - 4.30%
        6,000   Alcatel Alsthom Sponsored ADR                          142,500
        4,000   Apple Computer, Inc.                                    73,000
        6,000   Exabyte Corp.                                           72,750
        6,000   Novell, Inc.                                            57,000
                                                                       345,250
UTILITIES - 3.90%
        2,500   Dominion Resources Inc. V.A.                            90,938
        3,000   Florida Progress Corp.                                  91,125
        4,150   Niagara Mohawk Power Corp.                              35,275
        4,025   Unicom Corp.                                            78,487
          500   U. S. West Communication
                 Group                                                  17,000
                                                                       312,825
TOTAL COMMON STOCKS - 34.67%                                         2,782,429


        Face                                                            Market
        Amount  Description                                             Value

SHORT-TERM CORPORATE NOTES - 12.43%
$     100,000   Ameritech Corp.,
			5.22%, due April 2, 1997  			99,971
      100,000   Armstrong World Industries,
			5.24%, due April 4, 1997  			99,942
      100,000   du Pont (E.I.) de Nemours & Co.,
			5.22%, due April 8, 1997  			99,884
      100,000   Engelhard Corp.,
			5.47%, due April 21, 1997 			99,681
      100,000   General Mills Inc.,
			5.32%, due April 18, 1997 			99,734
      100,000   General Re Corp.,
			5.53%, due April 25, 1997 			99,616
      100,000   Gillette Co.,
			5.27%, due April 10, 1997 			99,854
      100,000   Marsh & McLennan Cos. Inc.,
			5.65%, due April 15, 1997   			99,765
      100,000   Marsh & McLennan Cos. Inc.,
			5.60%, due April 28, 1997 			99,564
      100,000   Pepsico Inc.,
			5.27%, due April 9, 1997  			99,868
TOTAL SHORT TERM
CORPORATE NOTES - 12.43%                                               997,879

GOVERNMENT SPONSORED
ENTERPRISES - 36.70%
$     150,000   Federal Farm Credit Banks,
                        5.40%, due March 6, 1998                       148,945
      100,000   Federal Farm Credit Banks,
                        5.20%, due January 25, 1999                     97,766
      100,000   Federal Home Loan Banks,
			6.055% due, April 17, 1998  			99,828
      150,000   Federal Home Loan Banks,
                        5.035%, due January 19, 1999                   146,296
      100,000   Federal Home Loan Banks,
			5.86%, due April 2, 1999   			98,625
      100,000   Federal Home Loan Banks,
                        5.50%, due January 10, 2001                     95,531
      100,000   Federal Home Loan Banks,
                        5.96%, due October 20, 2000                     97,312
      150,000   Federal Home Loan Banks,
                        6.75%, due April 5, 2004                       147,046
      150,000   Federal Home Loan
			Mortgage Corporation,
                        6.745%, due August 1, 2001                     149,039
      200,000   Federal Home Loan
			Mortgage Corporation,
                        6.704%, due January 1, 2007                    191,782
      150,000   Federal Home Loan
			Mortgage Corporation, Debentures,
                        6.99%, due July 5, 2006                        147,258
      200,000   Federal National Mortgage
			Association,
                        6.23%, due September 25, 1998                  199,500
      100,000   Federal National Mortgage
			Association,
			5.55%, due March 12, 1999 			99,250
       69,334   Federal National Mortgage
			Association,
			7.00%, due October 1, 1999 			69,414
      150,000   Federal National Mortgage
			Association,
                        6.29%, due October 4, 2000                     147,464
       77,108   Federal National Mortgage
			Association,
			6.00%, due April 1, 2001  			74,705
      150,000   Federal National Mortgage
			Association,
                        7.05%, due November 12, 2002                   150,141
       63,833   Federal National Mortgage
			Association,
                        7.00%, due February 1, 2003                     63,490
      150,000   Federal National Mortgage
			Association,
                        6.71%, due May 21, 2003                        147,656
      150,000   Federal National Mortgage
			Association,
                        6.72%, due August 1, 2005                      145,880
      200,000   Federal National Mortgage
			Association,
                        6.14%, due November 25, 2005                   184,010
      100,000   Tennessee Valley Authority,
                        5.95%, due September 15, 1998                   98,375
      150,000   Tennessee Valley Authority,
                        6.00%, due November 1, 2000                    146,016
TOTAL GOVERNMENT
SPONSORED ENTERPRISES - 36.70%                                       2,945,329

U.S. GOVERNMENT SECURITIES - 12.17%
      250,000   U.S. Treasury Notes,
                        5.625%, due November 30, 1998                  247,110
      250,000   U.S. Treasury Notes,
                        5.875%, due November 15, 1999                  245,860
      250,000   U.S. Treasury Notes,
                        5.75%, due October 31, 2000                    242,617
      250,000   U.S. Treasury Notes,
                        5.875%, due November 30, 2001                  241,210
TOTAL U.S. GOVERNMENT
SECURITIES - 12.17%                                                    976,797

REPURCHASE AGREEMENT - 5.04%
      405,000   Northern Trust Co., 6.20%,
			due April 1, 1997
			(Collateralized by U.S.
			Treasury Notes, 6.50%,
                        due May 15, 1997)                              405,000
TOTAL INVESTMENTS - 101.01%                                       $  8,107,434

Other assets less liabilities - (1.01%)                               (81,049)

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.34 per share;
	10,000,000 shares of $1.00 par value
	capital shares authorized; 775,906
        shares outstanding)                                       $  8,026,385


BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on March 31, 1997, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.


This report has been prepared for the information of the Shareholders of Scout Balanced Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Elizabeth L. Allwood, Vice President
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862